Share-Based Compensation - Schedule of Assumptions Used For Service-Based and Performance-Based Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation [Line Items]
Risk-free interest rate	4.30%	4.10%
Illiquidity Discount	20.00%	30.00%
Expected stock price volatility	89.00%	89.00%
Dividend yield	0.00%	0.00%
Expected terms
Expected exercise price per share, in USD (in Dollars per share)	$ 0.01	$ 0.04
Maximum exercise multiple (in Dollars per share)	$ 2.2	$ 2.8
Service-based awards [Member]
Expected terms
Expected terms	5 years	5 years
Performance-based awards [Member]
Expected terms
Expected terms	3 years	3 years